Global Select Equity ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	28 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI WORLD INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	25.96%	20.90%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.16%		17.85%
Performance Inception Date	Sep. 13, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.83%		17.33%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.61%		13.80%